Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Schedule of Contract Assets and Liabilities
(1)	Details of contract assets and liabilities as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Contract assets:
Allocation of consideration between performance obligations	₩	136,737	129,771
Contract liabilities:
Wireless service contracts		20,275	19,149
Customer loyalty programs		5,694	7,164
Fixed-line service contracts		151,427	146,106
Others		52,310	40,074

	₩	229,706	212,493

Schedule of Performance Obligations
(2)
The amount of revenue recognized for the years ended December 31, 2024 and 2023 related to the contract liabilities carried forward from the prior periods are ₩113,792 million and ₩141,460 million, respectively. Details of revenue expected to be recognized from contract liabilities as of December 31, 2024 are as follows:

(In millions of won)
	Less than 1 year		1 ~ 2 years	More than 2 years	Total
Wireless service contracts	₩	20,275	—	—	20,275
Customer loyalty programs		4,166	1,023	505	5,694
Fixed-line service contracts		91,443	11,356	48,628	151,427
Others		52,310	—	—	52,310

	₩	168,194	12,379	49,133	229,706